Taxes (Details) - Schedule of Expiration of Carry Forward Operating Loss	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	$ 19,917,412
Tax Year 2024 [Member}
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	629,461
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	307,521
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	50,384
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	2,217,853
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	12,486,235
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss
Tax Year 2030 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss
Tax Year 2031 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss
Tax Year 2032 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	2,738,449
Tax Year 2033 [Member]
Operating Loss Carryforwards [Line Items]
Expiration of carry forward operating loss	$ 1,487,509